Commitments	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 11 - Commitments

Lease

The Company leases its office and research facilities in California and Colorado under operating lease agreements that expire at various dates from August 2012 through April 2016. Monthly lease payments range from $1,029 per month to $20,854 per month, and minimum lease payments escalate during the terms of the leases. Generally accepted accounting principles require total minimum lease payments to be recognized as rent expense on a straight-line basis over the term of the lease. The excess of such expense over amounts required to be paid under the lease agreement is carried as a liability on the Company’s consolidated balance sheet.

Minimum future rental payments under all of the leases are as follows:

Fiscal years ending:
2012	$467,870
2013	474,907
2014	270,801
2015	278,925
2016	93,886
$1,586,389

Rent expense was $467,675, and $467,468 for the years ended December 31, 2011 and January 1, 2011, respectively.

Royalty

The Company has five royalty agreements related to certain products the Company offers to its customers.  These agreements expire at various dates from December 31, 2019 through May 11, 2031.  Yearly minimum royalty payments range from $5,000 per year to $30,000 per year, however yearly minimum royalty payments are deferred until first commercial sale for certain agreements.  These minimum royalty payments escalate each year with a maximum of $40,000 per year.  In addition, the Company is required to pay a range of 2% to 5% of sales related to the licensed products under these agreements.  Total royalty expense for the year ended December 31, 2011 and January 1, 2011 was $37,258 and $63,263, respectively under these agreements.  Minimum royalties for the next five years are $37,745, $37,681, $39,315, $41,031 and $42,833 for fiscal years 2012, 2013, 2014, 2015 and 2016, respectively.